Allowance for loan losses (Tables)	12 Months Ended
Mar. 31, 2015
Allowance for Credit Losses on Financing Receivables

Changes in Allowance for loan losses by portfolio segment for the fiscal years ended March 31, 2013, 2014 and 2015 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
2013
Balance at beginning of fiscal year	535,475	126,276	20,941	682,692

Provision (credit) for loan losses	137,549	(14,180)	16,578	139,947

Charge-offs	69,845	4,249	20,503	94,597
Less: Recoveries	27,447	1,342	2,911	31,700

Net charge-offs	42,398	2,907	17,592	62,897

Others (Note)	11,269	—	1,946	13,215

Balance at end of fiscal year	641,895	109,189	21,873	772,957

2014
Balance at beginning of fiscal year	641,895	109,189	21,873	772,957

Provision (credit) for loan losses	(128,368)	(12,712)	14,850	(126,230)

Charge-offs	47,927	3,935	13,286	65,148
Less: Recoveries	21,423	3,000	2,112	26,535

Net charge-offs	26,504	935	11,174	38,613

Others (Note)	14,326	—	3,737	18,063

Balance at end of fiscal year	501,349	95,542	29,286	626,177

2015
Balance at beginning of fiscal year	501,349	95,542	29,286	626,177

Provision (credit) for loan losses	(40,167)	(33,261)	13,205	(60,223)

Charge-offs	64,634	3,266	11,322	79,222
Less: Recoveries	19,086	1,454	2,743	23,283

Net charge-offs	45,548	1,812	8,579	55,939

Others (Note)	7,543	—	2,701	10,244

Balance at end of fiscal year	423,177	60,469	36,613	520,259

Note: Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2014 and 2015:

	Corporate	Retail	Other	Total
	(in millions of yen)
2014
Allowance for loan losses	501,349	95,542	29,286	626,177

of which individually evaluated for impairment	327,011	11,735	10,562	349,308
of which collectively evaluated for impairment	174,338	83,807	18,724	276,869

Loans (Note)	54,651,867	12,922,564	6,049,109	73,623,540

of which individually evaluated for impairment	1,100,938	39,250	54,127	1,194,315
of which collectively evaluated for impairment	53,550,929	12,883,314	5,994,982	72,429,225

2015
Allowance for loan losses	423,177	60,469	36,613	520,259

of which individually evaluated for impairment	284,247	8,092	15,234	307,573
of which collectively evaluated for impairment	138,930	52,377	21,379	212,686

Loans (Note)	59,108,129	12,791,303	6,312,259	78,211,691

of which individually evaluated for impairment	788,343	31,580	49,222	869,145
of which collectively evaluated for impairment	58,319,786	12,759,723	6,263,037	77,342,546

Note: Amounts represent loan balances before deducting unearned income and deferred loan fees.